                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

MUNICIPAL INCOME TRUST
SYMBOL: VMT
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (8/26/88)             8.15%        6.74%

10-year                               7.69         4.72

5-year                                9.93         7.46

1-year                               12.05         9.41
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Trust Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Municipal Income Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include John Reynoldson, Executive Director of the Adviser, Thomas Byron and Robert Wimmel, Vice Presidents of the Adviser.

MARKET CONDITIONS

During the 12-month period ended June 30, 2005, ongoing increases in short-term interest rates were a leading influence on the municipal bond market. Continued signs of economic growth and record rising oil prices stirred inflation fears. Against this backdrop, the Federal Open Market Committee (the "Fed") raised the federal funds target at a "measured" pace. Eight increases of 25 basis points each brought the target rate from 1.25 percent at the start of the period to
3.25 percent at the close. Although the yields of short- and intermediate-term bonds rose in response to the Fed's actions, long-term interest rates fell as buyers seemed undiscouraged by the prospect for rising inflation. The difference between short and longer-term yields (also known as the yield curve) flattened and municipal bonds with long maturities generally outperformed those with shorter maturities.

The municipal bond market posted solid returns overall, outpacing most other segments of the bond market. Performance was not equally robust across the municipal market, however. Shorter-term municipal bonds were impeded by the Fed's tightening, while longer-term bonds posted strong gains. As investors pursued higher yields, lower quality bonds generally outperformed higher quality issues.

The supply of new municipal issues declined slightly in 2004, but ramped up steeply in 2005 as long-term issuers moved to bring securities to market in advance of additional near-term interest rate rises.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust outperformed its benchmark. (See table below.)

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------------
                                               LEHMAN BROTHERS
      BASED ON NAV   BASED ON MARKET PRICE   MUNICIPAL BOND INDEX

         12.05%              9.41%                  8.24%
-----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust often uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. Overall, however, the strategy of using leverage during the period was positive, particularly in the first half of 2005.

One of our primary strategies during the period was to take advantage of what we believed to be compelling opportunities among longer maturity bonds. We sought to limit exposure to areas of the market that would be most vulnerable to rising rates, while positioning the trust to benefit from additional flattening of the yield curve. We sold bonds with maturities of 15 years or shorter. We purchased bonds with longer maturities, predominantly 25 years and longer.

Accordingly, we extended the trust's duration (a measure of interest rate sensitivity) as the period progressed. By the close of the period, the trust's duration was in line with that of its benchmark, the Lehman Brothers Municipal Bond Index. This positioning proved positive for performance as longer maturity bonds rallied.

The trust's overall credit exposure remained tilted toward higher-quality securities. At the end of the reporting period, approximately 93 percent of its bonds were rated A or better. Given the market's preference for lower rated, higher yielding bonds, this quality bias hindered relative performance during the reporting period.

That said, we also found opportunities to deploy additional assets into bonds with BBB ratings, which offered more attractive characteristics as well as the fundamentals we sought. Bonds rated BBB represented 4 percent of the portfolio at the end of the reporting period, and gave a boost to overall performance. Tobacco bonds were among these purchases. Our decision to consider tobacco-backed securities for inclusion in the trust was predicated on the improving litigation environment for that sector. Our research efforts uncovered bonds that we believed to be attractive investments. Tobacco bonds did enhance performance overall, though we note that the trust's reduced exposure hindered performance relative to the benchmark.

We kept the trust well diversified across the major sectors of the municipal bond market. The top three sector exposures at the end of the period were general purpose, public building and public education.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to invest up to 15% of its net assets in "inverse floating rate obligations." Floating rate obligations bear rates of interest that are adjusted periodically to reflect changes in market rates of interest. Inverse floating rate obligations have rates that vary inversely with changes in market rates of interest. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust also recently approved a change in its investment policies to allow the Trust to purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

RATINGS ALLOCATIONS AS OF 6/30/2005
AAA/Aaa                                                          83.6%
AA/Aa                                                             4.2
A/A                                                               5.2
BBB/Baa                                                           4.0
BB/Ba                                                             0.4
B/B                                                               0.2
Non-Rated                                                         2.4

TOP 5 SECTORS AS OF 6/30/2005
General Purpose                                                  15.9%
Public Building                                                  13.0
Public Education                                                 11.6
Transportation                                                   10.3
Health Care                                                      10.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 6/30/05
New York                                                         12.5%
California                                                       10.2
Texas                                                             9.2
Illinois                                                          7.8
Florida                                                           7.4
Pennsylvania                                                      5.9
North Carolina                                                    3.7
Washington                                                        3.7
Georgia                                                           3.5
New Jersey                                                        3.2
Nevada                                                            2.8
Louisiana                                                         2.6
Ohio                                                              2.5
Colorado                                                          2.5
Alaska                                                            2.0
Indiana                                                           2.0
Michigan                                                          1.8
Kansas                                                            1.7
Wisconsin                                                         1.5
Missouri                                                          1.2
Tennessee                                                         1.1
Alabama                                                           1.1
Oregon                                                            1.1
South Carolina                                                    1.0
Maryland                                                          1.0
West Virginia                                                     0.9
Massachusetts                                                     0.7
Nebraska                                                          0.7
Connecticut                                                       0.7
Guam                                                              0.7
District of Columbia                                              0.6
Kentucky                                                          0.5
Virginia                                                          0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Rhode Island                                                      0.5
Mississippi                                                       0.3
Utah                                                              0.2
Arizona                                                           0.2
Oklahoma                                                          0.2
Puerto Rico                                                       0.2
South Dakota                                                      0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Ratings allocations and summary of investments by state classifications are as a percentage of total investments. Sectors are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004 and materials it had received in approving a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  152.1%
          ALABAMA  1.7%
$3,660    Alabama St Brd Ed Rev & Impt Southn Univ St
          Cmnty Rfdg (MBIA Insd) (a).................        5.250%  07/01/20   $   4,031,234
 1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
          A..........................................        5.000   01/01/24       1,055,240
                                                                                -------------
                                                                                    5,086,474
                                                                                -------------
          ALASKA  3.0%
 2,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
          Insd)......................................        5.000   12/01/30       2,119,360
 1,250    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
          Insd)......................................        5.250   12/01/34       1,355,750
 3,650    Alaska St Intl Arpt Rev Ser B (AMBAC
          Insd)......................................        5.250   10/01/27       3,933,349
 1,575    Matanuska-Susitna Boro, AK Ctf Part Pub
          Safety Bldg Lease (FSA Insd)...............        5.750   03/01/16       1,740,280
                                                                                -------------
                                                                                    9,148,739
                                                                                -------------
          ARIZONA  0.4%
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network...............................        6.375   12/01/37       1,114,600
                                                                                -------------

          CALIFORNIA  15.6%
 2,735    Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
          Fac Ser A (FSA Insd).......................        5.000   10/01/31       2,885,288
 1,745    California Ed Fac Auth Rev Pepperdine Univ
          Ser A Rfdg (FGIC Insd).....................        5.000   09/01/33       1,846,611
 2,500    California St (AMBAC Insd).................        5.000   04/01/21       2,654,875
 4,500    California St (AMBAC Insd).................        5.125   10/01/27       4,721,760
 5,000    California St..............................        5.000   02/01/33       5,265,400
 1,000    California St Dept Wtr Res Ctr Wtr Sys Ser
          X (FGIC Insd)..............................        5.000   12/01/29       1,060,650
 1,000    California St Dept Wtr Res Pwr Ser A.......        6.000   05/01/15       1,163,630
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)......................................        5.500   05/01/16       1,126,230
 2,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (b)..................................        5.375   05/01/18       2,782,225
 5,000    California St Univ Rev & Co Systemwide Ser
          A (AMBAC Insd).............................        5.000   11/01/33       5,280,750
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....         *      09/01/17       2,426,800
 1,500    Long Beach, CA Bd Fin Auth Rev Redev Hsg &
          Gas Util Fin Ser A-1 (AMBAC Insd)..........        5.000   08/01/35       1,583,250
 4,000    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
          Insd)......................................        5.125   07/01/40       4,216,280
 2,000    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
          (FSA Insd).................................        5.000   07/01/28       2,125,260
 1,500    Metropolitan Wtr Dist Southn CA Auth Ser B
          1 (FGIC Insd)..............................        5.000   10/01/33       1,595,235

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,750    Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd)......        5.500%  11/01/35   $   1,979,425
 3,200    San Jose, CA Fin Auth Lease Rev Civic Ctr
          Proj Ser B (AMBAC Insd)....................        5.000   06/01/32       3,360,672
 1,000    Santa Clara Cnty, CA Brd Ed Rfdg (MBIA
          Insd)......................................        5.000   04/01/25       1,058,850
                                                                                -------------
                                                                                   47,133,191
                                                                                -------------
          COLORADO  3.8%
 3,405    Colorado Ed & Cultural Fac Impt Charter Sch
          Rfdg (XLCA Insd)...........................        5.250   12/01/23       3,690,135
 2,325    Colorado Ed & Cultural Fac Student Hsg Univ
          Colo Fndtn Proj (AMBAC Insd)...............        5.000   07/01/32       2,444,761
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)...        5.500   03/01/32       1,122,520
 3,000    Colorado Springs, CO Util Rev Sys Sub Lien
          Impt Ser A Rfdg............................        5.000   11/15/29       3,138,840
 1,000    El Paso Cnty, CO Ctf Part Detention Fac
          Proj Ser B (AMBAC Insd)....................        5.375   12/01/18       1,116,370
                                                                                -------------
                                                                                   11,512,626
                                                                                -------------
          CONNECTICUT  1.0%
 1,750    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (AMT) (ACA Insd)...........        6.600   07/01/24       1,906,817
 1,000    Hartford, CT Pkg Sys Rev Ser A (Prerefunded
          @ 7/1/10)..................................        6.500   07/01/25       1,150,190
                                                                                -------------
                                                                                    3,057,007
                                                                                -------------
          DISTRICT OF COLUMBIA  1.0%
 2,775    District of Columbia Hosp Rev Medlantic
          Hlthcare Ser A Rfdg (Escrowed to Maturity)
          (MBIA Insd)................................        5.250   8/15/12        2,906,368
                                                                                -------------

          FLORIDA  11.3%
 2,500    Brevard Cnty, FL Sch Brd Ctf Ser B Rfdg
          (FGIC Insd)................................        5.000   07/01/21       2,703,225
 3,000    Broward Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd)......................................        5.000   07/01/29       3,205,740
   230    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)......................................        5.950   07/01/20         232,597
 1,700    Florida St Brd of Ed Pub Ed Ser A..........        5.000   06/01/32       1,800,980
 2,295    Florida St Dept Trans Tpk Rev Ser A........        5.000   07/01/29       2,467,974
 2,420    Florida St Muni Ln Council Rev Ser A (MBIA
          Insd) (a)..................................        5.000   02/01/24       2,596,079
 1,745    Hillsborough Cnty, FL Port Dist Tampa Port
          Auth Proj Ser A (AMT) (MBIA Insd)..........        5.375   06/01/27       1,881,564
 1,000    Marion Cnty, FL Sch Brd Ctf (FSA Insd).....        5.250   06/01/18       1,104,090
 1,500    Miami Beach, FL Stormwtr Rev (FGIC Insd)...        5.250   09/01/25       1,620,885

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,720    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd).....................        5.375%  10/01/32   $   1,835,911
 5,000    Miami-Dade Cnty, FL Spl Oblig Cap Apprec &
          Income Sub Ser A (MBIA Insd) (c)...........  0.000/5.000   10/01/30       3,476,900
 3,000    Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)......................................        5.250   08/01/14       3,354,720
 4,000    Orange Cnty, FL Tourist Dev Tax Rev
          (Prerefunded @ 10/01/09) (AMBAC Insd)......        5.625   10/01/14       4,420,320
 2,000    Orange Cnty, FL Tourist Dev Tax Rev
          (Prerefunded @ 10/01/09) (AMBAC Insd)......        5.500   10/01/31       2,200,240
 1,115    Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd) (a)......................        5.500   08/01/19       1,239,780
                                                                                -------------
                                                                                   34,141,005
                                                                                -------------
          GEORGIA  5.4%
 3,483    Fulton Cnty, GA Lease Rev (Acquired
          12/23/94, Cost $3,483,124) (d).............        7.250   06/15/10       3,638,089
 2,635    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)......................................        6.500   01/01/20       3,386,713
 3,000    Georgia Muni Elec Auth Pwr Rev Ser B Rfdg
          (FGIC Insd)................................        6.250   01/01/17       3,700,290
 2,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd).....................        5.250   11/01/22       2,196,120
   800    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
          Sys Inc....................................        6.700   07/01/16         826,576
 2,500    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
          Sys Inc....................................        6.500   07/01/27       2,537,125
                                                                                -------------
                                                                                   16,284,913
                                                                                -------------
          ILLINOIS  12.0%
 4,000    Chicago, IL Brd Ed Chicago Sch Reform Ser A
          (AMBAC Insd)...............................        5.250   12/01/27       4,259,640
 1,400    Chicago, IL Brd Ed Ser A (Prerefunded @
          12/01/11) (MBIA Insd)......................        5.500   12/01/28       1,582,182
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C 2 Rfdg (AMT) (FSA Insd).......        5.250   01/01/30       1,597,845
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd)......        5.250   01/01/34       1,595,640
 1,000    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)......        5.500   01/01/16       1,104,150
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)....        5.750   01/01/14       1,125,550
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)....        5.750   01/01/15       1,118,910
 4,895    Chicago, IL Pub Bldg Comm Bldg Rev Ser A
          (Escrowed to Maturity) (MBIA Insd).........         *      01/01/07       4,689,116
 1,000    Chicago, IL Ser B Rfdg (AMBAC Insd)........        5.125   01/01/15       1,111,010
 1,000    Cook Cnty, IL Ser A (FGIC Insd)............        5.500   11/15/31       1,092,010
 3,230    Cook Cnty, IL Ser A Rfdg (MBIA Insd).......        5.625   11/15/16       3,446,798

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,310    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd)..........................        5.500%  11/15/13   $   2,619,101
 2,500    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd)..........................        5.500   11/15/15       2,841,950
 2,000    Illinois Ed Fac Auth Rev Lewis Univ........        6.125   10/01/26       2,005,020
 1,500    Illinois St First Ser (FGIC Insd)..........        5.375   11/01/14       1,673,580
 1,900    Kendall, Kane & Will Cntys, IL Cmnty Unit
          Sch Dist No. 308 Ser B (FGIC Insd).........        5.250   10/01/21       2,084,452
 1,250    Sangamon Cnty, IL Ctf Part.................       10.000   12/01/06       1,369,412
 1,000    Schaumburg, IL Ser B (FGIC Insd)...........        5.000   12/01/41       1,055,700
                                                                                -------------
                                                                                   36,372,066
                                                                                -------------
          INDIANA  3.0%
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg
          (AMBAC Insd)...............................        5.500   07/15/18       1,113,850
 1,500    Indiana Hlth Fac Fin Auth Cmnthy Hosp Rev
          Proj Ser A (AMBAC Insd)....................        5.000   05/01/35       1,584,645
 4,000    Indiana Hlth Fac Fin Auth Rev Deaconess
          Hosp Ser A (AMBAC Insd)....................        5.375   03/01/34       4,353,480
 2,000    Indiana Trans Fin Auth Toll Rfdg (AMBAC
          Insd)......................................        5.375   07/01/09       2,089,980
                                                                                -------------
                                                                                    9,141,955
                                                                                -------------
          KANSAS  2.7%
 3,810    Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd) (a)...........................        5.250   10/01/22       4,159,644
 1,250    Kansas St Dev Fin Auth Rev KS St Proj
          (AMBAC Insd)...............................        5.500   03/01/16       1,383,925
 2,235    Sedgwick Cnty, KA Uni Sch Dist No. 259
          Wichita (MBIA Insd)........................        5.500   09/01/11       2,494,729
                                                                                -------------
                                                                                    8,038,298
                                                                                -------------
          KENTUCKY  0.8%
 2,190    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
          Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
          Insd)......................................        6.250   03/01/09       2,395,093
                                                                                -------------

          LOUISIANA  4.0%
 4,395    Ernest N Morial New Orleans LA Sr Sub Ser A
          (AMBAC Insd)...............................        5.250   07/15/22       4,868,254
 3,000    Lafayette, LA Util Rev (MBIA Insd).........        5.250   11/01/21       3,325,380
   995    Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized).....        5.375   10/20/39       1,048,571
 2,580    Louisiana Loc Govt Environmental Rev
          Southeastn LA Student Hsg A (MBIA Insd)....        5.250   08/01/21       2,843,212
                                                                                -------------
                                                                                   12,085,417
                                                                                -------------

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MARYLAND  1.5%
$2,180    Baltimore, MD Cap Apprec Ser A (FGIC
          Insd)......................................         *      10/15/09   $   1,702,689
 1,325    Maryland St Hlth & Higher Ed Fac Auth Rev
          Civista Med Ctr (Radian Insd)..............        5.000%  07/01/37       1,370,129
 1,425    Maryland St Hlth & Higher Ed Fac Auth Rev
          Un Hosp Cecil Cnty Issue (e)...............        5.000   07/01/35       1,473,863
                                                                                -------------
                                                                                    4,546,681
                                                                                -------------
          MASSACHUSETTS  1.1%
 1,000    Massachusetts St Indl Fin Agy Rev Higher Ed
          Hampshire College Proj (Prerefunded @
          10/01/07)..................................        5.625   10/01/12       1,076,450
 2,000    Massachusetts St Spl Oblig Dedicated Tax
          Rev (Prerefunded @ 01/01/14) (FGIC Insd)...        5.000   01/01/34       2,207,380
                                                                                -------------
                                                                                    3,283,830
                                                                                -------------
          MICHIGAN  2.7%
 1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd)......................................        5.750   01/01/13       1,124,240
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
          Hillsdale Cmnty Hlth Ctr...................        5.750   05/15/18       1,277,326
 1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A..........................................        6.000   07/01/35       1,089,550
 1,000    Michigan St Strategic Fd Detroit Edison Co
          Proj C Rfdg (AMT) (XLCA Insd)..............        5.450   12/15/32       1,074,410
 2,500    Michigan St Strategic Fd Detroit Edison
          Conv Rfdg (Variable Rate Coupon) (AMBAC
          Insd)......................................        4.850   09/01/30       2,666,400
 1,000    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg (AMT)...............        5.650   09/01/29       1,062,340
                                                                                -------------
                                                                                    8,294,266
                                                                                -------------
          MISSISSIPPI  0.5%
 1,500    Mississippi Hosp Equip & Fac MS Baptist Med
          Ctr Rfdg (MBIA Insd).......................        6.000   05/01/13       1,533,870
                                                                                -------------

          MISSOURI  1.8%
 1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
          Rev Lutheran Sr Svcs Heisinger Proj........        5.500   02/01/35       1,325,550
 2,720    Platte Cnty, MO Neighborhood Impt Parkville
          B (MBIA Insd)..............................        5.000   02/01/22       2,912,331
 1,250    Saint Charles, MO Ctf Part Ser B...........        5.500   05/01/18       1,347,525
                                                                                -------------
                                                                                    5,585,406
                                                                                -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEBRASKA  1.1%
$3,025    Nebraska Pub Pwr Dist Rev Gen Ser A (AMBAC
          Insd)......................................        5.000%  01/01/35   $   3,203,868
                                                                                -------------

          NEVADA  4.2%
 4,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)................................        5.000   07/01/36       4,216,360
 5,165    Clark Cnty, NV Bd Bk (MBIA Insd)...........        5.000   06/01/32       5,414,160
 3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd).........        5.250   07/01/34       3,200,040
                                                                                -------------
                                                                                   12,830,560
                                                                                -------------
          NEW JERSEY  4.9%
 1,000    Bergen Cnty, NJ Impt Auth Sch Wyckoff Twp
          Brd Ed Proj................................        5.000   04/01/32       1,075,190
 3,000    Casino Reinv Dev Auth NJ Hotel Room Fee Rev
          (AMBAC Insd)...............................        5.250   01/01/22       3,311,310
 1,200    New Jersey Econ Dev Auth Rev Cigarette
          Tax........................................        5.750   06/15/29       1,299,900
 1,500    New Jersey Econ Dev Auth Rev Motor Vehicle
          Sur Rev Ser A (MBIA Insd)..................        5.000   07/01/23       1,610,700
 1,835    New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)....................        5.250   09/01/21       2,011,380
 3,000    New Jersey St Tpk Auth Tpk Rev Ser C-1
          (AMBAC Insd)...............................        5.000   01/01/35       3,159,120
 2,095    New Jersey St Trans Tr Fd Auth Trans Sys
          Ser A......................................        5.750   06/15/17       2,474,677
                                                                                -------------
                                                                                   14,942,277
                                                                                -------------
          NEW YORK  19.2%
 3,000    Metropolitan Trans Auth NY Ser A Rfdg
          (AMBAC Insd)...............................        5.500   11/15/18       3,385,860
 6,000    Metropolitan Trans Auth NY Ser A Rfdg (FSA
          Insd)......................................        5.000   11/15/30       6,358,020
 2,500    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)......................................        5.250   11/15/31       2,717,900
 5,700    New York City Muni Wtr Fin Auth Ser A (FSA
          Insd) (a)..................................        5.375   06/15/17       6,356,754
 4,220    New York City Ser B (AMBAC Insd)...........        7.250   08/15/07       4,600,053
   280    New York City Ser B (Escrowed to Maturity)
          (AMBAC Insd)...............................        7.250   08/15/07         306,340
   445    New York City Ser C........................        7.000   08/15/08         446,513
 2,500    New York City Ser E (FSA Insd).............        5.000   11/01/20       2,716,400
 1,000    New York City Ser H........................        5.750   03/15/13       1,123,710
 6,930    New York City Trans Auth Trans Fac
          Livingston Plaza Proj Rfdg (Escrowed to
          Maturity) (FSA Insd).......................        5.400   01/01/18       7,915,446
 3,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (c)............. 5.500/14.000   11/01/26       3,367,680

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,000    New York St Dorm Auth Rev Hosp (MBIA
          Insd)......................................        5.000%  08/01/33   $   3,206,520
 2,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser D (MBIA Insd)..........................        5.500   10/01/17       2,253,460
 3,000    New York, NY City Muni Wtr Fin Auth Wtr &
          Sew Sys Rev Ser A (AMBAC Insd).............        5.000   06/15/35       3,184,860
 2,680    Port Auth NY & NJ Cons 119th Ser (AMT)
          (FGIC Insd)................................        5.500   09/15/17       2,779,080
 2,500    Sales Tax Asset Receivable Corp Ser A (MBIA
          Insd)......................................        5.000   10/15/23       2,709,450
 3,750    Triborough Brdg & Tunl Auth NY Rev Rfdg
          (MBIA Insd)................................        5.000   11/15/32       3,968,887
   700    Westchester, NY Tob Asset Securitization
          Corp.......................................        5.125   06/01/38         702,562
                                                                                -------------
                                                                                   58,099,495
                                                                                -------------
          NORTH CAROLINA  5.7%
 2,000    Charlotte, NC Ctf Part Convention Fac Proj
          Ser A Rfdg.................................        5.500   08/01/19       2,247,260
 3,000    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser D..................................        6.750   01/01/26       3,370,560
10,000    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd)..................        6.000   01/01/12      11,527,500
                                                                                -------------
                                                                                   17,145,320
                                                                                -------------
          OHIO  3.9%
 1,000    Cleveland, OH Muni Sch Dist (FSA Insd).....        5.250   12/01/23       1,098,080
 3,000    Columbus, OH City Sch Dist Sch Fac Constr &
          Impt (FSA Insd)............................        5.250   12/01/22       3,322,860
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................        7.500   01/01/30       1,137,210
 2,660    Licking Heights, OH Loc Sch Dist (FGIC
          Insd)......................................        5.250   12/01/23       2,929,298
 1,000    Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare...................................        5.375   10/01/30       1,057,050
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)................................        5.250   12/01/20       2,218,820
                                                                                -------------
                                                                                   11,763,318
                                                                                -------------
          OKLAHOMA  0.4%
 1,000    Central, OK Trans & Pkg Auth Pkg Sys (AMBAC
          Insd)......................................        5.000   07/01/18       1,082,500
                                                                                -------------

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OREGON  1.6%
$1,350    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)......................................        5.250%  07/01/22   $   1,486,930
 2,060    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)......................................        5.250   11/01/17       2,267,524
 1,135    Portland, OR Swr Sys Rev Second Lien Ser A
          Rfdg (FSA Insd)............................        5.250   06/01/19       1,255,594
                                                                                -------------
                                                                                    5,010,048
                                                                                -------------
          PENNSYLVANIA  9.0%
 1,500    Allegheny Cnty, PA San Auth Swr (MBIA
          Insd)......................................        5.500   12/01/30       1,688,655
   575    Allegheny Cnty, PA Ser C-53 Rfdg (FGIC
          Insd)......................................        5.500   11/01/14         641,694
 1,000    Greensburg Salem, PA Sch Dist Rfdg (FGIC
          Insd)......................................        5.375   09/15/15       1,118,830
 1,500    Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (Variable Rate Coupon) (FSA Insd)..........        5.000   12/01/33       1,637,880
 1,200    Harrisburg, PA Cap Apprec Nt Ser F Rfdg
          (AMBAC Insd)...............................         *      09/15/14         836,004
 1,000    Pennsylvania St Higher Ed FAC Auth Rev UPMC
          Hlth Sys Ser A.............................        6.250   01/15/18       1,131,360
 2,600    Philadelphia, PA Auth Indl Ser B (FSA
          Insd)......................................        5.500   10/01/16       2,919,098
 2,400    Philadelphia, PA Gas Wks Rev 1998 Gen
          Ordinance Fourth Ser (FSA Insd)............        5.250   08/01/22       2,611,488
 1,290    Philadelphia, PA Gas Wks Rev Eighteenth Ser
          (AGC Insd).................................        5.250   08/01/19       1,409,222
 4,570    Pittsburgh, PA Ser A (AMBAC Insd)..........        5.500   09/01/16       5,080,515
 2,000    Ridley Park, PA Hosp Auth Rev Taylor Hosp
          Ser A (Escrowed to Maturity)...............        6.000   12/01/13       2,250,900
 5,600    State Pub Sch Bldg Auth PA Sch Rev Lease
          Philadelphia Sch Dist Proj (FSA Insd)......        5.000   06/01/33       5,916,344
                                                                                -------------
                                                                                   27,241,990
                                                                                -------------
          RHODE ISLAND  0.7%
 2,000    Rhode Island Clean Wtr Fin Revolving Fd
          Pooled Ln Assn Ser A.......................        5.000   10/01/21       2,168,580
                                                                                -------------

          SOUTH CAROLINA  1.5%
 1,000    Chesterfield Cnty, SC Sch Dist (FSA
          Insd)......................................        5.375   03/01/18       1,108,420
 2,300    Medical Univ SC Hosp Auth Facs FHA Insd Mtg
          Ser A Rfdg (MBIA Insd).....................        5.250   08/15/25       2,497,731
 1,000    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)......        5.200   11/01/27       1,083,520
                                                                                -------------
                                                                                    4,689,671
                                                                                -------------
          SOUTH DAKOTA  0.3%
   875    Deadwood, SD Ctf Partn (ACA Insd)..........        6.375   11/01/20         942,121
                                                                                -------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TENNESSEE  1.7%
$2,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd)......................................        7.500%  07/01/25   $   2,521,480
 2,500    Memphis, TN (Prerefunded @ 10/01/06).......        5.250   10/01/14       2,605,075
                                                                                -------------
                                                                                    5,126,555
                                                                                -------------
          TEXAS  13.0%
   300    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.....        5.375   01/01/32         314,487
 1,430    Cameron Cnty, TX Ctf Oblig (Prerefunded @
          02/15/10) (AMBAC Insd) (a).................        5.750   02/15/15       1,580,050
 1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A.............................        6.375   06/01/29       1,112,110
 2,000    Harris Cnty, TX Perm Impt & Rfdg...........        5.000   10/01/11       2,090,640
 4,820    Harris Cnty, TX Toll Rd (Prerefunded @
          08/15/09) (AMBAC Insd).....................         *      08/15/18       2,281,499
 1,000    Harris Cnty, TX Toll Rd (Prerefunded @
          08/15/09) (AMBAC Insd).....................         *      08/15/21         385,050
 2,000    Harris Cnty, TX Toll Rd Sub Lien Rfdg......        5.000   08/01/33       2,044,920
 2,250    Harris Cnty-Houston, TX Sports Auth Spl Rev
          Jr Lien Ser B Rfdg (MBIA Insd).............        5.250   11/15/40       2,381,468
 2,105    Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd)......        5.750   09/01/15       2,377,492
    95    Houston, TX Pub Impt & Rfdg (FSA Insd).....        5.750   03/01/15         106,046
 2,750    Lower CO Riv Auth TX Transmission Contract
          Rev Svc Corp Proj Rfdg (FGIC Insd).........        5.000   05/15/33       2,859,725
 2,500    Mabank, TX Indpt Sch Dist (PSF Gtd)........        5.125   08/15/35       2,640,700
 1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
          Christian A................................        7.500   02/15/18       1,646,025
 1,100    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................        7.200   01/01/21       1,138,731
 1,750    North Cent TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)................        5.250   08/15/32       1,875,510
 2,805    Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA
          Insd)......................................        5.250   03/01/19       3,079,105
 3,272    Texas Mun Pwr Agy Rev (AMBAC Insd).........         *      09/01/07       3,069,071
   253    Texas Mun Pwr Agy Rev (Escrowed to
          Maturity) (AMBAC Insd).....................         *      09/01/07         237,666
 1,610    Texas St Pub Ppty Fin Corp Rev Mental Hlth
          & Retardation Rfdg (FSA Insd)..............        5.500   09/01/13       1,617,229
 1,000    Texas Tech Univ Rev Fin Sys Seventh (MBIA
          Insd)......................................        5.000   08/15/25       1,059,440
 1,500    Texas Wtr Dev Brd Rev St Revolving Fd Sr
          Lien Ser B.................................        5.250   07/15/17       1,622,085
 1,000    Trinity River Auth TX Rev Tarrant Cnty Wtr
          Proj Impt & Rfdg (MBIA Insd)...............        5.500   02/01/21       1,118,780
 2,500    University TX Rev Fin Sys Ser B............        5.250   08/15/20       2,756,775
                                                                                -------------
                                                                                   39,394,604
                                                                                -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          UTAH  0.4%
$1,000    Salt Lake Cnty, UT College Rev Westminster
          College Proj...............................        5.750%  10/01/27   $   1,034,270
    90    Utah St Hsg Fin Agy Single Family Mtg Ser B
          Class 2 (AMT) (FHA/VA Gtd).................        6.250   07/01/14          91,108
                                                                                -------------
                                                                                    1,125,378
                                                                                -------------
          VIRGINIA  0.7%
   500    Tobacco Settlement Fin Corp VA.............        5.500   06/01/26         513,435
 1,670    Tobacco Settlement Fin Corp VA.............        5.625   06/01/37       1,717,862
                                                                                -------------
                                                                                    2,231,297
                                                                                -------------
          WASHINGTON  5.6%
 1,300    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................        5.500   07/01/17       1,446,120
 2,500    Goat Hill Ppty WA Lease Rev Govt Office
          Bldg Proj (MBIA Insd)......................        5.000   12/01/33       2,643,225
 4,400    King Cnty, WA Ser B Rfdg (MBIA Insd).......        5.250   01/01/34       4,642,836
 1,500    Port Seattle, WA Rev Inter Lien Ser A Rfdg
          (MBIA Insd) (e)............................        5.000   03/01/35       1,598,775
 3,000    Seattle, WA Wtr Sys Rev (MBIA Insd)........        5.000   09/01/34       3,182,100
 1,000    Spokane, WA Pub Fac Dist Hotel (MBIA
          Insd)......................................        5.750   12/01/20       1,149,450
 2,100    Spokane, WA Pub Fac Dist Hotel (MBIA
          Insd)......................................        5.750   12/01/21       2,413,845
                                                                                -------------
                                                                                   17,076,351
                                                                                -------------
          WEST VIRGINIA  1.3%
 3,750    West Virginia Univ Rev Impt Univ Proj Ser C
          (FGIC Insd)................................        5.000   10/01/34       3,997,050
                                                                                -------------

          WISCONSIN  2.3%
 2,345    Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)...        5.375   01/01/19       2,593,711
   510    Badger Tob Asset Securitization Corp WI....        6.375   06/01/32         550,173
 3,500    Milwaukee, WI Redev Auth Rev Milwaukee Pub
          Schs (AMBAC Insd)..........................        5.125   08/01/22       3,766,385
                                                                                -------------
                                                                                    6,910,269
                                                                                -------------
          GUAM  1.0%
 2,800    Guam Pwr Auth Rev Ser A (AMBAC Insd).......        5.250   10/01/34       3,020,108
                                                                                -------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  0.3%
$1,000    Puerto Rico Indl Tourist Ed Med &
          Environmental Ctl Fac Fin Auth Higher Ed
          Rev........................................        5.375%  02/01/19   $   1,039,860
                                                                                -------------

TOTAL LONG-TERM INVESTMENTS  152.1%
  (Cost $430,750,962)........................................................     460,703,025

SHORT-TERM INVESTMENT  1.1%
  (Cost $3,300,000)..........................................................       3,300,000
                                                                                -------------

TOTAL INVESTMENTS  153.2%
  (Cost $434,050,962)........................................................     464,003,025
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................       3,899,499
                                                                                -------------

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (54.5%)..................    (165,125,822)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 302,776,702
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets applicable to common shares.

(e) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA/VA-Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Total Investments (Cost $434,050,962).......................  $464,003,025
Cash........................................................        48,317
Receivables:
  Interest..................................................     6,456,991
  Investments Sold..........................................     1,802,700
Other.......................................................        10,321
                                                              ------------
    Total Assets............................................   472,321,354
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,593,906
  Investment Advisory Fee...................................       211,217
  Income Distributions--Common Shares.......................        82,311
  Variation Margin on Futures...............................        79,375
  Other Affiliates..........................................        17,083
Trustees' Deferred Compensation and Retirement Plans........       316,253
Accrued Expenses............................................       118,685
                                                              ------------
    Total Liabilities.......................................     4,418,830
Preferred Shares (including accrued distributions)..........   165,125,822
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $302,776,702
                                                              ============
NET ASSET VALUE PER COMMON SHARES ($302,776,702 divided by
  28,684,985 shares outstanding)............................  $      10.56
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 28,684,985 shares issued and
  outstanding)..............................................  $    286,850
Paid in Surplus.............................................   265,829,515
Net Unrealized Appreciation.................................    29,898,437
Accumulated Net Realized Gain...............................     5,514,345
Accumulated Undistributed Net Investment Income.............     1,247,555
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $302,776,702
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 330 issued with liquidation preference of $500,000 per share)................................................  $165,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $467,776,702
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2005

INVESTMENT INCOME:
Interest....................................................  $22,146,706
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,629,367
Preferred Share Maintenance.................................      435,067
Trustees' Fees and Related Expenses.........................       82,613
Legal.......................................................       64,822
Custody.....................................................       32,215
Other.......................................................      272,961
                                                              -----------
    Total Expenses..........................................    3,517,045
                                                              -----------
NET INVESTMENT INCOME.......................................  $18,629,661
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 6,591,053
  Futures...................................................   (1,186,388)
                                                              -----------
Net Realized Gain...........................................    5,404,665
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,234,329
                                                              -----------
  End of the Period:
    Investments.............................................   29,952,063
    Futures.................................................      (53,626)
                                                              -----------
                                                               29,898,437
                                                              -----------
Net Unrealized Appreciation During the Period...............   10,664,108
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $16,068,773
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(3,078,965)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $31,619,469
                                                              ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                             JUNE 30, 2005    JUNE 30, 2004
                                                             ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................................  $ 18,629,661     $ 18,608,395
Net Realized Gain..........................................     5,404,665        1,489,594
Net Unrealized Appreciation/Depreciation During the
  Period...................................................    10,664,108      (19,692,828)
Distributions to Preferred Shareholders:
  Net Investment Income....................................    (3,078,965)      (1,580,017)
                                                             ------------     ------------
Change in Net Assets Applicable to Common Shares from
  Operations...............................................    31,619,469       (1,174,856)
Distributions to Common Shareholders:
  Net Investment Income....................................   (16,794,084)     (17,210,089)
  Net Realized Gain........................................      (232,335)      (1,325,170)
                                                             ------------     ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES....................................    14,593,050      (19,710,115)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period....................................   288,183,652      307,893,767
                                                             ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $1,247,555 and $2,505,440,
  respectively)............................................  $302,776,702     $288,183,652
                                                             ============     ============

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      --------------------------------------
                                                         2005          2004          2003
                                                      --------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $    10.05    $    10.73    $     9.99
                                                      ----------    ----------    ----------
  Net Investment Income.............................         .66           .65           .66
  Net Realized and Unrealized Gain/Loss.............         .56          (.62)          .70
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
  Net Investment Income.............................        (.11)         (.06)         (.07)
                                                      ----------    ----------    ----------
Total from Investment Operations....................        1.11          (.03)         1.29
Distributions Paid to Common Shareholders:
  Net Investment Income.............................        (.59)         (.60)         (.55)
  Net Realized Gain.................................        (.01)         (.05)          -0-
                                                      ----------    ----------    ----------
NET ASSET VALUE, END OF THE PERIOD..................  $    10.56    $    10.05    $    10.73
                                                      ----------    ----------    ----------

Common Share Market Price at End of the Period......  $     9.10    $     8.87    $     9.66
Total Return (a)....................................       9.41%        -1.63%        15.76%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..............................  $    302.8    $    288.2    $    307.9
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (b)..............................       1.18%         1.23%         1.21%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)...................       6.23%         6.25%         6.35%
Portfolio Turnover..................................         34%           22%           35%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b)..............................        .76%          .79%          .78%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...................       5.20%         5.72%         5.67%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..................         330           330           330
Asset Coverage Per Preferred Share (d)..............  $1,417,886    $1,373,451    $1,433,101
Involuntary Liquidating Preference Per Preferred
  Share.............................................  $  500,000    $  500,000    $  500,000
Average Market Value Per Preferred Share............  $  500,000    $  500,000    $  500,000

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)Ratios reflect the effect of dividend payments to preferred shareholders.

(d)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(e)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $.01, decrease realized and unrealized gains and losses per share by $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .04%. Per shares, supplemental data for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS continued

YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------------------
      2002 (e)       2001         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------
     $     9.62   $     8.99   $     9.56   $    10.26   $    10.01   $     9.76   $     9.76
     ----------   ----------   ----------   ----------   ----------   ----------   ----------
            .70          .75          .81          .84          .89          .92          .94
            .31          .66         (.55)        (.70)         .26          .26          .05
           (.11)        (.23)        (.22)        (.19)        (.21)        (.21)        (.22)
     ----------   ----------   ----------   ----------   ----------   ----------   ----------
            .90         1.18          .04         (.05)         .94          .97          .77
           (.53)        (.55)        (.61)        (.65)        (.69)        (.72)        (.77)
            -0-          -0-          -0-          -0-          -0-          -0-          -0-
     ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $     9.99   $     9.62   $     8.99   $     9.56   $    10.26   $    10.01   $     9.76
     ----------   ----------   ----------   ----------   ----------   ----------   ----------

     $     8.85   $     8.89   $   8.6875   $    9.625   $   10.875   $   10.875   $    9.875
          5.64%        8.88%       -3.08%       -5.68%        6.85%       18.32%       -4.27%
     $    286.4   $    276.0   $    258.0   $    274.1   $    292.3   $    283.2   $    273.7
          1.25%        1.27%        1.32%        1.24%        1.23%        1.28%        1.31%
          6.99%        7.94%        9.06%        8.23%        8.69%        9.25%        9.47%
            41%          50%          54%          98%         103%          53%          29%

           .79%         .79%         .81%         .79%         .79%         .80%         .82%
          5.92%        5.50%        6.59%        6.35%        6.64%        7.18%        7.26%

            330          330          330          330          330          330          330
     $1,368,316   $1,336,403   $1,281,820   $1,330,642   $1,385,892   $1,358,326   $1,329,390
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on August 26, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which is considered to approximate market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2005, the Trust had $3,040,573 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $433,778,726
                                                                ============
Gross tax unrealized appreciation...........................    $ 30,225,707
Gross tax unrealized depreciation...........................          (1,408)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 30,224,299
                                                                ============

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                                2005         2004
Distributions paid from:
  Ordinary income...........................................  $119,108    $  145,772
  Long-term capital gain....................................   177,940     1,305,092
                                                              --------    ----------
                                                              $297,048    $1,450,864
                                                              ========    ==========

    Due to inherent differences in the recognition of income, expenses, and realized gain/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to book to tax accretion differences totaling $14,497 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of June 30, 2005, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   15,674
Undistributed long-term capital gain........................   5,393,590

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures contracts on June 30, 2005.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the year ended June 30, 2005, the Trust recognized expenses of approximately $32,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the year ended June 30, 2005, the Trust recognized expenses of approximately $61,500, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen.

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $156,365,760 and $160,650,567, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

    Transactions in futures contracts for the year ended June 30, 2005, were as follows:

                                                                CONTRACTS
Outstanding at June 30, 2004................................         71
Futures Opened..............................................      1,668
Futures Closed..............................................     (1,231)
                                                                 ------
Outstanding at June 30, 2005................................        508
                                                                 ======

    The futures contracts outstanding as of June 30, 2005, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Note 5-Year September 2005
  (Current Notional Value of $108,891 per contract).........     508         $(53,626)

5. PREFERRED SHARES

The Trust has outstanding 330 shares of Rate Adjusted Tax-Exempt Shares ("Rates") in three series of 110 shares each. Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The average rate in effect on June 30, 2005 was 2.583%. During the year ended June 30, 2005, the rates ranged from 1.156% to 2.900%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The Rates are redeemable at the option of the Trust in whole or in part at a price of $500,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the Rates are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. TRUST MERGER

On March 18, 2005, the Trustees of Municipal Income Trust ("Target Trust") announced its intention to merge the Target Trust into Trust for Investment Grade Municipals ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

VAN KAMPEN MUNICIPAL INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees/Directors and Shareholders of Van Kampen Municipal Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Income Trust (the "Trust"), including the portfolio of investments, as of June 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the Trust's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Income Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 11, 2005

VAN KAMPEN MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43010
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended June 30, 2005. The Trust designated 99.7% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $177,940 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Funds generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             82       Trustee/Director/Managing
Blistex Inc.                                 since 1988  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         80       Trustee/Director/Managing
33971 Selva Road                             since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      82       Trustee/Director/Managing
CAC, L.L.C.                                  since 1988  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            80       Trustee/Director/Managing
Heidrick & Struggles                         since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (53)           Trustee      Trustee     Director and President of      80       Trustee/Director/Managing
1744 R Street, NW                            since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       82       Trustee/Director/Managing
736 North Western Avenue                     since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)             Trustee      Trustee     President of Nelson            80       Trustee/Director/Managing
423 Country Club Drive                       since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         82       Trustee/Director/Managing
1126 E. 59th Street                          since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           80       Trustee/Director/Managing
815 Cumberstone Road                         since 2003  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (52)         Trustee and  Trustee     President of funds in the      80       Trustee/Director/Managing
1221 Avenue of the Americas     President    since       Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                           2003;       President, Chief                        in the Fund Complex.
                                             President   Executive Officer and
                                             since 2002  Director of the Adviser
                                                         and Van Kampen Advisors
                                                         Inc. since December 2002.
                                                         Chairman, President and
                                                         Chief Executive Officer
                                                         of Van Kampen Investments
                                                         since December 2002.
                                                         Director of Van Kampen
                                                         Investments since
                                                         December 1999. Chairman
                                                         and Director of Van
                                                         Kampen Funds Inc. since
                                                         December 2002. President,
                                                         Director and Chief
                                                         Operating Officer of
                                                         Morgan Stanley Investment
                                                         Management since December
                                                         1998. President and
                                                         Director since April 1997
                                                         and Chief Executive
                                                         Officer since June 1998
                                                         of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc.
                                                         Chairman, Chief Executive
                                                         Officer and Director of
                                                         Morgan Stanley
                                                         Distributors Inc. since
                                                         June 1998. Chairman since
                                                         June 1998, and Director
                                                         since January 1998 of
                                                         Morgan Stanley Trust.
                                                         Director of various
                                                         Morgan Stanley
                                                         subsidiaries. President
                                                         of the Morgan Stanley
                                                         Funds since May 1999.
                                                         Previously Chief
                                                         Executive Officer of Van
                                                         Kampen Funds Inc. from
                                                         December 2002 to July
                                                         2003, Chief Strategic
                                                         Officer of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc. and
                                                         Executive Vice President
                                                         of Morgan Stanley
                                                         Distributors Inc. from
                                                         April 1997 to June 1998.
                                                         Chief Executive Officer
                                                         from September 2002 to
                                                         April 2003 and Vice
                                                         President from May 1997
                                                         to April 1999 of the
                                                         Morgan Stanley Funds.

VAN KAMPEN MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)    Trustee      Trustee     Advisory Director of           82       Trustee/Director/Managing
1221 Avenue of the Americas                  since 1999  Morgan Stanley. Prior to                General Partner of funds
New York, NY 10020                                       December 2002, Chairman,                in the Fund Complex.
                                                         Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        82       Trustee/Director/Managing
333 West Wacker Drive                        since 1988  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)       Executive Vice            Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas  President and             since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020           Principal Executive                   Chairman of Investor Services. Managing Director of Morgan
                             Officer                               Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (62)     Executive Vice President  Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  and Chief Investment      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Officer                               Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)         Vice President            Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)       Vice President            Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Secretary             since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance Officer  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                                       since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)        Chief Financial Officer   Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Treasurer             since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Fund of NYSE corporate governance listing standards.

The certifications by the Fund's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Fund's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 920, 919, 107
                                                                  VMT ANR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-019518-Y06/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005. All three editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)
    (1)      The Trust's Code of Ethics is attached hereto as Exhibit 12A.
    (2)      Not applicable.
    (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...........................         $32,355               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........         $400                  $321,000(2)
                        TAX FEES...................         $1,600(3)             $0(4)
                        ALL OTHER FEES.............         $0                    $0(5)
              TOTAL NON-AUDIT FEES.................         $2,000                $321,000

              TOTAL................................         $34,355               $321,000


           2003

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES..........................          $29,480               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES........          $400                  $230,000(2)
                        TAX FEES..................          $1,550(3)             $0(4)
                        ALL OTHER FEES............          $0                    $0(6)
              TOTAL NON-AUDIT FEES................          $1,950                $230,000

              TOTAL...............................          $31,430               $230,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         -   Van Kampen Investments Inc.
         -   Van Kampen Asset Management
         -   Van Kampen Advisors Inc.
         -   Van Kampen Funds Inc.
         -   Van Kampen Investor Services Inc.
         -   Morgan Stanley Investment Management Inc.
         -   Morgan Stanley Trust Company
         -   Morgan Stanley Investment Management Ltd.
         -   Morgan Stanley Investment Management Company
         -   Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Applicable only for reports covering fiscal years on or after December 31, 2005.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  August 23, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name:   Phillip G. Goff
Title: Principal Financial Officer
Date:  August 23, 2005